Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Provision	The total Income tax provision is comprised of the following for the years ended December 31, 2023 and 2022:
	December 31, 2023	December 31, 2022
Federal
Current	$72,980	$216,203
Deferred	(688,629)	(246,333)
State and local
Current	—	—
Deferred	—	—
Change in valuation allowance	688,629	246,333
Income tax provision	$72,980	$216,203

Schedule of Deferred Tax Assets	The net deferred tax assets in the accompanying balance sheets included the following components:
	December 31, 2023	December 31, 2022
Deferred tax assets
Start-up costs	$688,629	$308,347
Net operating loss carryforward	—	—
Total deferred tax asset	688,629	308,347
Valuation allowance	(688,629)	(308,347)
Deferred tax asset net of allowance	$—	$—

Schedule of Effective Tax Rate	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate (approximate) is as follows:
	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	9.95%	(22.80)%
Warrant issuance costs	0.00%	0.00%
Valuation allowance	(27.53)%	13.29%
Income tax provision expense	(3.42)%	11.49%